ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
ACCOUNTING POLICIES	ACCOUNTING POLICIES
Basis of accounting
These unaudited interim condensed consolidated financial statements are stated in accordance with U.S. GAAP. These unaudited interim condensed consolidated financial statements include the assets and liabilities of the Company and those of the Company's subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Accounting Policies
The preparation of these unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Some accounting policies have a significant impact on amounts reported in these unaudited interim condensed consolidated financial statements. Other than our accounting policies adopted as a result of new guidance and as described under "Note 3, Recently Issued Accounting Standards" and revised as described in the paragraph below, our accounting policies have not changed from those reported in our Annual Report.

On April 1, 2020, we changed our accounting policy for restricted cash. Previously, we presented minimum cash balance required by covenants in loan agreements as restricted cash. This method of presentation differs from that of most comparable shipping companies that have equivalent covenant restrictions in their debt agreements. Comparable industry practice is to reflect minimum cash required by covenants as cash and cash equivalents when there is no legal requirement to keep covenanted cash on a restricted account. Please refer to "Note 8, Cash, cash equivalents and restricted cash" for a description of our covenant requirements. From April 1, 2020 we have presented minimum cash required by covenants as cash and cash equivalents. Based on the assessment performed, the change in accounting policy was considered to be preferable and justifiable, because the new principle will result in a more comparable reflection of assets and ratios of working capital and liquidity with our industry peers. Further, the new principle is clearer and more transparent for the users of financial statements and continuing to provide clear and transparent disclosure. The change in accounting principle has been applied retrospectively to comparative periods.

Changes to our accounting policy as a result of changes in accounting principle are as follows:

Cash and cash equivalents
All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash.
Cash includes cash on hand and in the Company's bank accounts. The Company is required to maintain a minimum cash balance in accordance with its debt facility agreements with various banks. Such amounts are included in Cash and cash equivalents.

Restricted cash
Restricted cash consists of cash, which may only be used for certain purposes under our contractual arrangements and primarily comprises collateral deposits for derivative trading.
The following financial statement line items as of December 31, 2019 and June 30, 2019 were affected by the change in accounting principle. There was no impact of the change on the statements of operations, of comprehensive income, of cash flows or of changes in equity.

As of December 31, 2019 (in thousands of $)
	As reported before change of principle	As reported after change of principle	Effect of change
Cash and cash equivalents	88,931	153,060	64,129
Restricted cash – current	15,449	10,184	(5,265)
Restricted cash – long-term	58,864	—	(58,864)
Total cash and cash equivalents and restricted cash	163,244	163,244	—

As of June 30, 2019 (in thousands of $)
	As reported before change of principle	As reported after change of principle	Effect of change
Cash and cash equivalents	97,937	155,562	57,625
Restricted cash – current	19,612	7,695	(11,917)
Restricted cash – long-term	45,708	—	(45,708)
Total cash and cash equivalents and restricted cash	163,257	163,257	—